SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 119,711	$ 95,103	$ 11,658
Less: accumulated depreciation	(30,310)	(14,473)	(758)
Property and equipment, net	89,401	80,630	10,900
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,735	15,735	11,658
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,052	63,052
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,832	6,224
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		10,092
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,092	$ 10,092